Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2020
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
All hedges: designated hedging instruments and hedge ineffectiveness
	As of or for the year ended
	31.12.20
		Carrying amount
USD million	Notional amount	Derivative financial assets	Derivative financial liabilities	Changes in fair value of hedging instruments[1]	Changes in fair value of hedged items[1]	Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss
Interest rate risk
Fair value hedges	80,759		12	1,231	(1,247)	(16)
Cash flow hedges	72,732	18		2,213	(2,012)	201
Foreign exchange risk
Fair value hedges[2,3]	21,555	449	7	(1,735)	1,715	(20)
Hedges of net investments in foreign operations	13,775	3	194	(937)	936	(2)

	As of or for the year ended
	31.12.19
		Carrying amount
USD million	Notional amount	Derivative financial assets	Derivative financial liabilities	Changes in fair value of hedging instruments[1]	Changes in fair value of hedged items[1]	Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss
Interest rate risk
Fair value hedges	69,750	33	14	1,389	(1,376)	13
Cash flow hedges	69,443	16		1,639	(1,571)	68
Foreign exchange risk
Hedges of net investments in foreign operations	11,992	9	171	(142)	134	(8)
1 Amounts used as the basis for recognizing hedge ineffectiveness for the period. 2 Fair value hedges of foreign exchange risk started on 1 January 2020. 3 The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the hedge accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Fair value hedges: designated hedged items
USD million	31.12.20		31.12.19
	Interest rate risk	FX risk[2]	Interest rate risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued	70,429	21,555	67,379
of which: accumulated amount of fair value hedge adjustment	2,401		1,099
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities	3,242
of which: accumulated amount of fair value hedge adjustment	(38)
Loans and advances to customers designated in fair value hedges of portfolio interest rate risk under IAS 39
Carrying amount of designated loans	10,374		4,494
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[1]	100		117
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[1]	111		172
1 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost. 2 Fair value hedges of foreign exchange risk started on 1 January 2020.

Fair value hedges related to debt issued and debt securities: profile of the timing of the nominal amount of the hedging instrument
	31.12.20
USD billion	Due within1 month	Due between1 and 3 months	Due between3 and 12 months	Due between1 and 5 years	Due after5 years	Total
Interest rate swaps	0	4	9	46	12	70
Cross-currency swaps [1]	0	0	4	16	2	22

	31.12.19
USD billion	Due within1 month	Due between1 and 3 months	Due between3 and 12 months	Due between1 and 5 years	Due after5 years	Total
Interest rate swaps		3	9	40	14	65
1 Fair value hedges of foreign exchange risk using cross-currency swaps started on 1 January 2020.

Fair value hedges related to other financial assets measured at amortized cost – debt securities: Profile of the timing of the nominal amount of the hedging instrument
31.12.20
USD billion	Due within1 month	Due between1 and 3 months	Due between3 and 12 months	Due between1 and 5 years	Due after5 years	Total
Interest rate swaps

Disclosure of cash flow hedge accounting [text block]
Cash flow hedge reserve on a pre-tax basis
USD million	31.12.20	31.12.19
Amounts related to hedge relationships for which hedge accounting continues to be applied	2,560	1,596
Amounts related to hedge relationships for which hedge accounting is no longer applied	296	(43)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	2,856	1,553

Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Foreign currency translation reserve on a pre-tax basis
USD million	31.12.20	31.12.19
Amounts related to hedge relationships for which hedge accounting continues to be applied	(559)	386
Amounts related to hedge relationships for which hedge accounting is no longer applied	268	257
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax basis	(291)	643

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments referencing LIBOR
	31.12.20			31.12.19
		Carrying amount			Carrying amount
USD million	Notional amount	Derivative financial assets	Derivative financial liabilities	Notional amount	Derivative financial assets	Derivative financial liabilities
Interest rate risk
Fair value hedges	37,146	1	(12)	26,355	1	(14)
Cash flow hedges	11,179	0	0	5,895	0	0

UBS AG
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
All hedges: designated hedging instruments and hedge ineffectiveness
	As of or for the year ended
	31.12.20
USD million	Notional amount	Carrying amount		Changes in fair value of hedging instruments[1]	Changes in fair value of hedged items[1]	Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss
		Derivative financial assets	Derivative financial liabilities
Interest rate risk
Fair value hedges	80,759		12	1,231	(1,247)	(16)
Cash flow hedges	72,732	18		2,213	(2,012)	201
Foreign exchange risk
Fair value hedges[2,3]	21,555	449	7	(1,735)	1,715	(20)
Hedges of net investments in foreign operations	13,634	3	193	(939)	938	(2)

	As of or for the year ended
	31.12.19
USD million	Notional amount	Carrying amount		Changes in fair value of hedging instruments[1]	Changes in fair value of hedged items[1]	Hedge ineffectiveness recognized in Other net income from financial instruments measured at fair value through profit or loss
		Derivative financial assets	Derivative financial liabilities
Interest rate risk
Fair value hedges	69,750	33	14	1,389	(1,376)	13
Cash flow hedges	69,443	16		1,639	(1,571)	68
Foreign exchange risk
Hedges of net investments in foreign operations	11,875	9	170	(153)	144	(8)
1 Amounts used as the basis for recognizing hedge ineffectiveness for the period. 2 Fair value hedges of foreign exchange risk started on 1 January 2020. 3 The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the hedge accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Fair value hedges: designated hedged items
USD million	31.12.20		31.12.19
	Interest rate risk	FX risk[2]	Interest rate risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued	24,247	10,889	26,120
of which: accumulated amount of fair value hedge adjustment	761		574
Funding from UBS Group AG and its subsidiaries
Carrying amount of designated debt instruments	46,182	10,666	41,258
of which: accumulated amount of fair value hedge adjustment	1,640		525
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities	3,242
of which: accumulated amount of fair value hedge adjustment	(38)
Loans and advances to customers designated in fair value hedges of portfolio interest rate risk under IAS 39
Carrying amount of designated loans	10,374		4,494
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[1]	100		117
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[1]	111		172
1 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost. 2 Fair value hedges of foreign exchange risk started on 1 January 2020.

Fair value hedges related to debt issued and debt securities: profile of the timing of the nominal amount of the hedging instrument
	31.12.20
USD billion	Due within1 month	Due between1 and 3 months	Due between3 and 12 months	Due between1 and 5 years	Due after5 years	Total
Interest rate swaps	0	4	9	46	12	70
Cross-currency swaps[1]	0	0	4	16	2	22

	31.12.19
USD billion	Due within1 month	Due between1 and 3 months	Due between3 and 12 months	Due between1 and 5 years	Due after5 years	Total
Interest rate swaps		3	9	40	14	65
1 Fair value hedges of foreign exchange risk using cross-currency swaps started on 1 January 2020.

Disclosure of cash flow hedge accounting [text block]
Cash flow hedge reserve on a pre-tax basis
USD million	31.12.20	31.12.19
Amounts related to hedge relationships for which hedge accounting continues to be applied	2,560	1,596
Amounts related to hedge relationships for which hedge accounting is no longer applied	296	(43)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis	2,856	1,554

Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Foreign currency translation reserve on a pre-tax basis
USD million	31.12.20	31.12.19
Amounts related to hedge relationships for which hedge accounting continues to be applied	(569)	377
Amounts related to hedge relationships for which hedge accounting is no longer applied	268	257
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax basis	(302)	634

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments referencing LIBOR
	31.12.20			31.12.19
		Carrying amount			Carrying amount
USD million	Notional amount	Derivative financial assets	Derivative financial liabilities	Notional amount	Derivative financial assets	Derivative financial liabilities
Interest rate risk
Fair value hedges	37,146	1	(12)	26,355	1	(14)
Cash flow hedges	11,179	0	0	5,895	0	0